Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 5,082	$ 14,865
Non-current provisions	42,956	52,957
Total provisions	48,038	67,822
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	724	11,054
Non-current provisions	41,346	52,541
Total provisions	42,070	63,595
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	4,358	3,811
Non-current provisions	101	416
Total provisions	4,459	$ 4,227
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Non-current provisions	1,509
Total provisions	$ 1,509